INTANGIBLE ASSETS, NET	12 Months Ended
Dec. 31, 2019
Goodwill and Intangible Assets Disclosure [Abstract]
INTANGIBLE ASSETS, NET
8.	INTANGIBLE ASSETS, NET
The Group’s intangible assets were all acquired and consisted of the following:

	As at December 31,
	2018	2019	2019
	RMB	RMB	US$
Costs:
Courseware license	211,433	214,087	30,752
Franchise agreements	61,151	62,158	8,928
Student base	97,239	116,828	16,781
Trademarks	49,705	50,338	7,231
Purchased software	21,309	26,514	3,808
Teaching course materials	14,022	21,115	3,033
Licensed c opyright	—	2,840	408
	454,859	493,880	70,941
Accumulated amortization:
Courseware license	(74,002)	(89,094)	(12,798)
Franchise agreements	(60,937)	(61,221)	(8,794)
Student base	(94,480)	(99,101)	(14,235)
Trademarks	(16,984)	(20,572)	(2,955)
Purchased software	(6,008)	(7,644)	(1,098)
Teaching course materials	(4,391)	(5,902)	(847)
Licensed co pyright	—	—	—
	(256,802)	(283,534)	(40,727)
Net carrying amount	198,057	210,346	30,214
The Group recorded amortization expense of RMB20,465, RMB22,199 and RMB24,646 (US$3,540) for the years ended December 31, 2017, 2018 and 2019, respectively.
As of December 31, 2019, estimated amortization expense of the existing intangible assets for each of the next five years is RMB29,068, RMB27,959, RMB25,094,
RMB23,400,
and RMB21,132, respectively.